Significant Accounting Policies - Estimated Useful Life (Details)	12 Months Ended
Dec. 31, 2021
Licenses and customer relationships
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	10 years
Research and development
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	5 years
Technology
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	15 years